Financial Instruments - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Recurring
Cross currency interest swap agreement and Foreign currency contracts	$ (653,000)
Stock purchase warrants	5,526,000	$ 11,754,000
Non-recurring
Assets held for sale	23,900,000	61,282,000
Other
Loans to equity-accounted investees and joint venture partners - Long-term	322,061,000	292,209,000
Long-term debt	(6,572,922,000)	(6,639,546,000)
Carrying Amount Asset (Liability)
Other
Loans to equity-accounted investees and joint venture partners - Current	10,951,000	11,821,000
Loans to equity-accounted investees and joint venture partners - Long-term	322,061,000	292,209,000
Carrying Amount Asset (Liability) | Level 1 | Public
Other
Long-term debt	(1,516,105,000)	(1,503,472,000)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other
Long-term debt	(5,056,817,000)	(5,136,074,000)
Carrying Amount Asset (Liability) | Level 3
Other
Long-term receivable included in accounts receivable and other assets	7,052,000	10,985,000
Carrying Amount Asset (Liability) | Recurring | Level 1
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	815,783,000	805,567,000
Carrying Amount Asset (Liability) | Recurring | Level 1 | Freight forward agreements
Recurring
Agreements	10,000	0
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Recurring
Interest rate swap agreements – assets	3,300,000	7,943,000
Interest rate swap agreements – liabilities	304,154,000	302,935,000
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Recurring
Cross currency interest swap agreement and Foreign currency contracts	(186,764,000)	(237,165,000)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Recurring
Cross currency interest swap agreement and Foreign currency contracts	653,000	(2,993,000)
Carrying Amount Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Recurring
Stock purchase warrants	0	575,000
Carrying Amount Asset (Liability) | Recurring | Level 3 | Time-charter swap agreement
Recurring
Agreements	0	208,000
Carrying Amount Asset (Liability) | Non-recurring | Level 1
Non-recurring
Equity-accounted investments	33,287,000	0
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Non-recurring
Vessels and equipment	0	11,300,000
Assets held for sale	17,000,000	61,282,000
Long-term investments	0	6,000,000
Fair Value Asset (Liability) | Level 1 | Public
Other
Long-term debt	(1,375,814,000)	(1,409,996,000)
Fair Value Asset (Liability) | Level 2 | Non-public
Other
Long-term debt	(4,960,137,000)	(5,009,900,000)
Fair Value Asset (Liability) | Level 3
Other
Long-term receivable included in accounts receivable and other assets	7,021,000	10,944,000
Fair Value Asset (Liability) | Recurring | Level 1
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	815,783,000	805,567,000
Fair Value Asset (Liability) | Recurring | Level 1 | Freight forward agreements
Recurring
Agreements	10,000	0
Fair Value Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Recurring
Interest rate swap agreements – assets	3,300,000	7,943,000
Interest rate swap agreements – liabilities	304,154,000	302,935,000
Fair Value Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Recurring
Cross currency interest swap agreement and Foreign currency contracts	(186,764,000)	(237,165,000)
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Recurring
Cross currency interest swap agreement and Foreign currency contracts	653,000	(2,993,000)
Fair Value Asset (Liability) | Recurring | Level 3 | Stock purchase warrants
Recurring
Stock purchase warrants	0	575,000
Fair Value Asset (Liability) | Recurring | Level 3 | Time-charter swap agreement
Recurring
Agreements	0	208,000
Fair Value Asset (Liability) | Non-recurring | Level 1
Non-recurring
Equity-accounted investments	33,287,000	0
Fair Value Asset (Liability) | Non-recurring | Level 2
Non-recurring
Vessels and equipment	0	11,300,000
Assets held for sale	17,000,000	61,282,000
Long-term investments	$ 0	$ 6,000,000